SEGMENT REPORTING (Schedule of the Company's Revenues Generated by Geographic Location of Customers) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues generated by geographic location of customers [Line Items]
Total	$ 929,836,289	$ 1,282,031,446	$ 1,561,497,028
Asia Pacific Total [Member]
Revenues generated by geographic location of customers [Line Items]
Total	739,721,587	800,655,601	781,817,487
Mainland China [Member]
Revenues generated by geographic location of customers [Line Items]
Total	452,572,919	264,803,111	227,182,419
Taiwan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	41,390,952	34,710,699	43,696,851
Australia [Member]
Revenues generated by geographic location of customers [Line Items]
Total	9,004,912	26,445,835	58,621,500
Singapore [Member]
Revenues generated by geographic location of customers [Line Items]
Total	28,060,571	23,478,282	10,506,110
Korea [Member]
Revenues generated by geographic location of customers [Line Items]
Total	7,342,063	8,765,334	21,120,646
India [Member]
Revenues generated by geographic location of customers [Line Items]
Total	117,189,159	135,768,107	51,256,611
Hong Kong [Member]
Revenues generated by geographic location of customers [Line Items]
Total	400,031	61,240	63,899
Thailand [Member]
Revenues generated by geographic location of customers [Line Items]
Total	3,121,450	7,767,452
Japan [Member]
Revenues generated by geographic location of customers [Line Items]
Total	80,639,530	298,855,541	369,369,451
Germany [Member]
Revenues generated by geographic location of customers [Line Items]
Total	3,612,885	53,603,098	147,261,159
GREECE [Member]
Revenues generated by geographic location of customers [Line Items]
Total		103,193	310,076
Belgium [Member]
Revenues generated by geographic location of customers [Line Items]
Total		18,252,371	1,164,431
America [Member]
Revenues generated by geographic location of customers [Line Items]
Total	23,507,186	50,176,517	170,717,859
Italy [Member]
Revenues generated by geographic location of customers [Line Items]
Total	944,844	4,013,709	5,781,328
France [Member]
Revenues generated by geographic location of customers [Line Items]
Total	2,882,919	3,529,467	89,635,307
Spain [Member]
Revenues generated by geographic location of customers [Line Items]
Total		202,527	39,246,414
Czech Republic [Member]
Revenues generated by geographic location of customers [Line Items]
Total		4,861,462	2,628,333
England [Member]
Revenues generated by geographic location of customers [Line Items]
Total	81,761,719	242,425,493	224,990,352
Netherlands [Member]
Revenues generated by geographic location of customers [Line Items]
Total	0	4,706,979	3,234,732
South Africa [Member]
Revenues generated by geographic location of customers [Line Items]
Total	5,769,575	17,068,687	13,912,446
Others [Member]
Revenues generated by geographic location of customers [Line Items]
Total	$ 71,635,574	$ 82,432,342	$ 80,797,104